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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13 F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Clarium Capital Management LLC
Address:       555 California Street, Suite 4360
               San Francisco, CA 94104


Form 13F File Number: 028-11772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:          Peter Thiel
Title:         President
Phone:         (415) 248-5140

Signature, Place, and Date of Signing:

      /s/ Peter Thiel        San Francisco, California          May 12, 2006
------------------------   -----------------------------      -----------------
        [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).



         Form 13F File Number                Name

                                             Clarium Capital Management LLC
                                             ------------------------------
        028-11772
            ------------------
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 21

Form 13F Information Table Value Total:           $738,241
                                                 -----------
                                                 (thousands)


List of Other Included Managers:                    NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                       2
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                           FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4            COLUMN 5              COLUMN 6   COLUMN 7         COLUMN 8
-------------------  -------------- --------- -------- ------------------------------  ----------  -------- -----------------------

                                                VALUE   SHRS OF                  PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT        SH/PRN    CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
--------------      --------------- --------- -------- ---------       ------    ----  ----------  -------- ------------------------
3M CO                      COM      88579Y101   4,954    65,450          SH               SOLE               65,450     0       0

ABB LTD               SPONSORED ADR 000375204   2,219   176,830          SH               SOLE               176,830    0       0

AMERADA HESS CORP          COM      023551104    299     2,100           SH               SOLE                2,100     0       0

APACHE CORP                COM      037411105  74,225  1,133,036         SH               SOLE              1,118,023   0    15,013

APPLE COMPUTER INC         COM      037833100    376     6,000           SH               SOLE                6,000     0       0

CHESAPEAKE ENERGY          COM      165167107   2,423    77,154          SH               SOLE               77,154     0       0
CORP
DIAMOND OFFSHORE           COM      25271C102  120,997 1,351,918         SH               SOLE              1,333,965   0    17,953
DRILLING IN
DOW CHEM CO                COM      260543103    203     5,000           SH               SOLE                5,000     0       0

ENCANA CORP                COM      292505104   1,822    39,000          SH               SOLE               39,000     0       0

FOSTER WHEELER           SHS NEW    G36535139  105,932 2,239,106         SH               SOLE              2,209,371   0    29,735
LTD
FRONTLINE LTD              SHS      G3682E127    201     6,000           SH               SOLE                6,000     0       0

GENERAL ELECTRIC CO        COM      369604103   1,057    30,400          SH               SOLE               30,400     0       0

GLOBALSANTAFE CORP         SHS      G3930E101  114,322 1,881,847         SH               SOLE              1,856,850   0    24,997

HALLIBURTON CO             COM      406216101   5,312    72,750          SH               SOLE               72,750     0       0

HEWLETT PACKARD CO         COM      428236103   8,811   267,820          SH               SOLE              267,820     0       0

OIL SVC HOLDRS TR       DEPOSTRY    678002106   6,312    43,000          SH               SOLE              43,000      0       0
                           RCPT


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

NEXEN INC                  COM      65334H102  162,672 2,955,537         SH               SOLE              2,916,376   0    39,161

PEMCO AVIATION INC         COM      706444106   7,412   430,440          SH               SOLE              430,440     0       0

SCHLUMBERGER LTD           COM      806857108   5,692    44,975          SH               SOLE               44,975     0       0

TIDEWATER INC              COM      886423102  108,471 1,963,983         SH               SOLE              1,937,896   0    26,087

WEATHERFORD                COM      G95089101   4,529    99,000          SH               SOLE               99,000     0       0
INTERNATIONAL LT
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